Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	$ (87)	$ (88)	$ (82)
Past service (losses)/gains – ordinary activities	(4)	2	3
Past service losses – exceptional(1)	(37)	0	0
Charge to operating profit	(128)	(86)	(79)
Net finance income in respect of post-employment plans	35	35	37
Income/(charge) before taxation	(93)	(51)	(42)
Actual returns less amounts included in finance income	(136)	(460)	(168)
Experience (losses)/gains	(94)	(139)	24
Changes in financial assumptions	252	495	20
Changes in demographic assumptions	(87)	92	43
Other comprehensive loss	(65)	(12)	(81)
Changes in the surplus restriction	(3)	(1)	5
Total other comprehensive loss	(68)	(13)	(76)
Staff costs	2,551	$ 2,488	$ 2,314
GIGIPS
Disclosure of net defined benefit liability (asset) [line items]
Staff costs	$ 38